Trade and other payables (Details) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Trade and other payables [abstract]
Trade payables	$ 9,688	$ 14,793
Sales, rental and services payments received in advance	3,572	4,339
Construction obligations	1,475	1,226
Accrued invoices	948	633
Deferred income	37	73
Total trade payables	15,720	21,064
Dividends payable to non-controlling shareholders	123	251
Tax payables	325	510
Construction obligations	521	343
Other payables	1,412	1,711
Total other payables	2,381	2,815
Total trade and other payables	18,101	23,879
Non-current	3,484	3,040
Current	14,617	20,839
Total	$ 18,101	$ 23,879